Organization and Business Description	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Able View Global Inc. (“Able View Global”, or the “Company”) was incorporated as a private company under the laws of Cayman Island on October 11, 2022, as a direct wholly owned subsidiary of Able View Inc. (“Ableview Cayman”). Ableview Cayman was incorporated on January 21, 2021 under the laws of the Cayman Islands as an exempted company with limited liability.

The Company, through its subsidiaries (herein the subsidiaries are collectively referred to as the “Operating Subsidiaries”) are engaged in importing and selling cosmetics and other beauty products to E-commerce platforms and distributor customers, as well as individual customers, and provision of operation services for online stores owned by customers.

As of June 30, 2026, the Company’s major operating entities were comprised of the following:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Ableview Brands Limited (“Ableview Brands”)	February 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”)	May 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”)	November 18, 2015	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”)	May 28, 2015	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”)	November 16, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”)	December 7, 2022	Singapore	100%	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”)	November 24, 2020	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”)	October 14, 2020	PRC	100%	Importing and selling cosmetics and other beauty products
Wuhan Jingtong Trading Co., Ltd. (“Wuhan Jingtong”)	May 16, 2025	PRC	100%	Importing and selling cosmetics and other beauty products

Disposal of Shanghai Jingyue Trading Co., Ltd. (“Shanghai Jingyue”)

On June 27, 2025, the Company disposed of Shanghai Jingyue to an unrelated third party (the “Buyer”). The management believed the disposal of Shanghai Jingyue represented a strategic shift, which had a major effect on the Company’s operations and financial results, and was accounted for as discontinued operations in accordance with ASC 205-20.

Proposal for increase of voting rights of Class A Ordinary Share

On March 13, 2026, the Company held a meeting of the holders of Class B Ordinary Shares (the “Class B Meeting”) and an extraordinary general meeting of the shareholders of the Company (the “EGM”) at the principal office of the Company. At the Class B Meeting, holders of Class B Ordinary Shares approved an ordinary resolution to increase the voting rights of each Class A Ordinary Share from 10 votes to 100 votes on all matters subject to vote at general meetings of the Company. At the EGM, holders of Class A Ordinary Shares and Class B Ordinary Shares approved four proposed resolutions, including (i) a share consolidation of all Ordinary Shares at a ratio of up to 1:200, with the specific ratio and effective time at the Board’s discretion; (ii) an increase in authorized share capital in line with the consolidation ratio, immediately after the implementation of the reverse stock split; (iii) an increase in the voting rights of Class A Ordinary Shares from 10 votes to 100 votes per share on all matters subject to vote at general meetings of the Company, and (iv) the adoption of a Second Amended and Restated Memorandum and Articles of Association to give effect to the foregoing resolutions. None of these four proposals have been effective as of the issuance date of these condensed consolidated financial statements.